Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Oct. 28, 2015
Janus Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Global Unconstrained Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Global Unconstrained Bond Fund seeks to maximize total return, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 41 of the Fund’s Prospectus and in the “Purchases” section on page 66 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to provide long-term positive returns and to preserve capital through various market environments by managing portfolio duration, credit risk, and volatility. As an “unconstrained” fund, the Fund has the flexibility to invest across all fixed-income asset classes, and is not managed to be compared to any specific index. The Fund has significant latitude to pursue opportunities across the fixed-income spectrum to create a diversified portfolio of varying maturities, including moving between sectors or across credit risk, and may have long, short, or negative duration.

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. The type of bonds in which the Fund may invest include a variety of fixed-income instruments such as, but not limited to, government notes and bonds, corporate bonds, convertible bonds, commercial and residential mortgage-backed securities, asset-backed securities, zero-coupon bonds, and derivatives such as forwards, swap agreements, futures contracts, and options that provide exposure to various fixed-income instruments. In pursuing its investment objective, the Fund will have exposure to investments that are tied economically to a number of countries throughout the world.

The Fund’s average portfolio duration may range from negative 4 years to plus 6 years. The Fund may invest without limit in high-yield/high-risk bonds, also known as “junk” bonds. The Fund may also invest in money market instruments (which may include reverse repurchase agreements), loan participations and assignments, foreign debt securities (which may include investments in emerging markets up to 50% of the Fund’s net assets), preferred stock, and equity securities. The Fund may invest in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The Fund may invest all of its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may utilize swap agreements, including index and single-name credit default swaps, inflation-linked swaps, interest rate swaps, and total return swaps. The Fund may also use forward foreign currency exchange contracts, interest rate futures, options on futures, swaptions, and various other derivatives. Derivatives are used for various investment purposes, such as, but not limited to, to manage or hedge portfolio risk, interest rate risk, or currency exposure, to gain exposure or to short individual securities, and to earn income, meet liquidity needs, enhance return, or manage duration. The Fund’s exposure to derivatives will vary.

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis, and may engage in short sales of equity and fixed-income securities. The Fund may implement short positions through derivatives such as options, futures, or swaps. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques.

		The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

Unconstrained Investing Risk. Because the portfolio managers employ an unconstrained investment approach, the Fund may have exposure to a broader range of securities and instruments, credit qualities, maturities, countries, and regions than its benchmark index. As a result, there is a greater risk that the Fund may underperform the 3-Month USD LIBOR (the Fund’s benchmark) if the portfolio managers’ expectations regarding market trends and the interplay of market factors are incorrect. In addition, the Fund’s performance may be more volatile than a fund with more tailored investment strategies because the success of the portfolio managers’ selections is dependent on a greater number of variables.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. The Fund may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Fund investments. These developments could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. These developments or others also could cause the Fund to face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund as well as the value of your investment. The amount of assets deemed illiquid remaining within the Fund may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Fund. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth. Liquidity risk may be enhanced to the extent that the Fund invests in Rule 144A and restricted securities.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s Ratings Services, Fitch, Inc., and Moody’s Investors Service, Inc. or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Sovereign Debt Risk. The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

Derivatives Risk. Derivatives, such as swaps, futures, forwards, and options, can be highly volatile and involve similar risks to those as the underlying referenced securities, such as risks related to interest rates, market, credit, valuation, and liquidity, among others. There are also additional risks. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited. Derivatives may be difficult to value, are susceptible to liquidity risk, and entail the risk that a party will default on its obligations to the Fund. If there is a default by the other party to such a transaction, the Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. The Fund’s investments in interest rate futures in particular entail the risk that the Fund’s portfolio managers’ prediction of the direction of interest rates is wrong, and the Fund could incur a loss. If the Fund invests a significant portion of its assets in derivatives, its investment performance could be dependent on securities not directly owned by the Fund.

Loan Risks. The Fund may invest in a variety of loans. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. Bridge loans involve certain risks in addition to those associated with bank loans including the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. Debtor-in-possession (“DIP”) loans are subject to the risk that the entity will not emerge from bankruptcy and will be forced to liquidate its assets. Mezzanine loans generally are rated below investment grade, and frequently are unrated. Investment in mezzanine loans is a specialized practice that depends more heavily on independent credit analysis than investments in other fixed-income securities.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of June 30, 2015, approximately 14.0% of the Fund’s investments were in emerging markets.

Short Sales Risk. Entering into short sales can involve the loss of more money than the actual cost of the investment, and the risk of loss if the third party to the short sale does not honor its contract terms.

Reverse Repurchase Agreement Risk. In a reverse repurchase agreement, there is a risk that the other party to the agreement fails to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund is less than the value of securities.

Equity Securities Risk. The Fund’s use of equity securities, such as common stocks and preferred stocks, creates additional risk as those securities typically have greater price volatility than fixed-income securities and may decline in response to general market conditions.

Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide long-term positive returns, market conditions or implementation of the Fund’s investment process may result in losses, and the Fund will not meet its investment objective. As such, there can be no assurance of positive “absolute” returns.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund’s first annual and/or semiannual report and is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Janus Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.07%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	$ 579
3 Years	rr_ExpenseExampleYear03	799
5 Years	rr_ExpenseExampleYear05	1,037
10 Years	rr_ExpenseExampleYear10	$ 1,719
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 579
3 Years	rr_ExpenseExampleNoRedemptionYear03	799
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,719
Janus Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.80%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	$ 283
3 Years	rr_ExpenseExampleYear03	566
5 Years	rr_ExpenseExampleYear05	975
10 Years	rr_ExpenseExampleYear10	$ 2,116
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 183
3 Years	rr_ExpenseExampleNoRedemptionYear03	566
5 Years	rr_ExpenseExampleNoRedemptionYear05	975
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,116
Janus Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.33%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	$ 138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	$ 1,635
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 138
3 Years	rr_ExpenseExampleNoRedemptionYear03	431
5 Years	rr_ExpenseExampleNoRedemptionYear05	745
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,635
Janus Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.76%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	$ 942
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 78
3 Years	rr_ExpenseExampleNoRedemptionYear03	243
5 Years	rr_ExpenseExampleNoRedemptionYear05	422
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 942
Janus Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.77%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	$ 954
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 79
3 Years	rr_ExpenseExampleNoRedemptionYear03	246
5 Years	rr_ExpenseExampleNoRedemptionYear05	428
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 954
Janus Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.49%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	$ 153
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	$ 1,791
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 153
3 Years	rr_ExpenseExampleNoRedemptionYear03	474
5 Years	rr_ExpenseExampleNoRedemptionYear05	818
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,791
Janus Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.01%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	$ 1,236
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 103
3 Years	rr_ExpenseExampleNoRedemptionYear03	322
5 Years	rr_ExpenseExampleNoRedemptionYear05	558
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,236

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Fund expenses to the extent that the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees – applicable to Class A Shares, Class C Shares, Class S Shares, and Class R Shares; administrative services fees payable pursuant to the Transfer Agency Agreement; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.82% until at least November 1, 2016. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[2]	Other Expenses for Class R Shares are based on the estimated annualized expenses that the Shares expect to incur.